SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

Private Placement Financing

On January 30, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a group of investors (“Investors”) providing for the issuance and sale by the Company to the Investors, in a private placement, of an aggregate of 11,400,000 shares of the Company’s common stock (collectively, the “Shares”) at a purchase price of $0.25 per share and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, to purchase up to an aggregate of 34,200,000 shares of the Company’s common stock (collectively, the “Warrants,” and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), for aggregate gross proceeds to the Company of approximately $2.85 million (the “Private Placement Financing”).

Upon the closing of the Private Placement Financing on February 4, 2014, the Company entered into a registration rights agreement with the Investors (the “Registration Rights Agreement”), pursuant to which the Company will be obligated, subject to certain conditions, to file with the Securities and Exchange Commission within 45 days one or more registration statements (any such registration statement, a “Resale Registration Statement”) to register the Shares and the Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”).  The Company’s failure to satisfy certain filing and effectiveness deadlines with respect to a Resale Registration Statement and certain other requirements set forth in the Registration Rights Agreement may subject the Company to payment of monetary penalties.

The Warrants are exercisable upon issuance.  The Series A Warrants have an exercise price of $0.30 per share and have a term of exercise equal to five years from their issuance. The Series B Warrants have an exercise price of $0.35 per share and have a term of exercise equal to the shorter of twelve months from their issuance and six months after the effective date of a Resale Registration Statement.  The Series C Warrants have an exercise price of $0.40 per share and have a term of exercise equal to the shorter of 18 months after their issuance and nine months after the effective date of a Resale Registration Statement.  The number of shares of the Company’s common stock into which each of the Warrants is exercisable and the exercise price therefore are subject to adjustment as set forth in the Warrants, including, without limitation, full ratchet anti-dilution protection in the event of certain dilutive issuances of the Company’s equity securities following the issuance date of the Warrants.  The exercisability of the Warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.9% of the Company’s common stock.